Stock-based Compensation - Schedule of Restricted Stock Units Activity (FY) (Details) - RSUs & RSAs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Shares
Balance at the beginning of the period (in shares)	15,694	11,113
Granted (in shares)		15,150
Vested (in shares)	(2,613)	(3,051)
Forfeited (in shares)	(5,266)	(7,518)
Balance at the end of the period (in shares)	7,816	15,694
Weighted Average Grant Date Fair Value (i.e. Share Price)
Balance at the beginning of the period (in dollars per share)	$ 1,214.92	$ 2,796.36
Granted (in dollars per share)		381.64
Vested (in dollars per share)	940.1	2,831.92
Forfeited (in dollars per share)	668.08	1,217.3
Balance at the end of the period (in dollars per share)	$ 1,675.24	$ 1,214.92